ORGANIZATION - Summary of Assets and Liabilities of VIE's in Consolidated Balance Sheets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ORGANIZATION
Cash and cash equivalents	$ 90,431,392	$ 102,278,832	$ 15,729,001
Total current assets	473,744,538	547,052,704
Other non-current assets	44,992,599
Total non-current assets	344,035,161	107,690,322
Total assets	817,779,699	654,743,026
Short-term debts	17,067,978
Other current liabilities	80,043	2,451
Total current liabilities	257,365,911	114,333,238
Total non-current liabilities	6,546,890	7,590,336
Total liabilities	263,912,801	121,923,574
Consolidated VIE
ORGANIZATION
Cash and cash equivalents	85,939,485	41,327,948
Other current assets	314,762,264	317,263,335
Total current assets	400,701,749	358,591,283
Finance lease receivables-non-current	1,275,359	5,130,582
Other non-current assets	55,078,566	102,458,130
Total non-current assets	56,353,925	107,588,712
Total assets	457,055,674	466,179,995
Short-term debts		5,503,106
Other current liabilities	19,062,366	58,550,411
Total current liabilities	19,062,366	64,053,517
Long-term debts		100,286
Other non-current liabilities	6,546,889	7,484,224
Total non-current liabilities	6,546,889	7,584,510
Total liabilities	$ 25,609,255	$ 71,638,027